California Investment Trust
                        44 Montgomery Street, Suite 2100
                         San Francisco, California 94104
                            Telephone (800) 225-8778
                            Internet www.citfunds.com

January 4, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      California Investment Trust
                  File Nos. 033-00499 and 811-04417
                  Rule 485(b)

Ladies and Gentleman:

      Transmitted herewith for filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 30 to the registration statement on Form N-1A (the "Amendment") of California Investment Trust ("CIT").

      The primary purposes of this Amendment are to (i) incorporate the Trust's audited financial statements for the fiscal year ended August 31, 2004, (ii) update certain financial information, including all expense summaries and (iii) make other non-material changes to the Trust's registration statement on Form N-1A. The Amendment does not contain disclosure or other material changes that would render it ineligible to become effective under Rule 485(b). .

      Please direct any inquiries regarding this filing to undersigned at the number listed above.

                                        Very truly yours,


                                        /s/ Stephen C. Rogers
                                        ----------------------------------------
                                        Stephen C. Rogers


Enclosure